Commitments and Contingencies - Share Repurchase Program (Details)	Dec. 31, 2021 $ / shares
Less than 1 year
Share Repurchase Program [Line Items]
Repurchase price (in dollars per share)	$ 8.8
1 year
Share Repurchase Program [Line Items]
Repurchase price (in dollars per share)	9
2 years
Share Repurchase Program [Line Items]
Repurchase price (in dollars per share)	9.2
3 years
Share Repurchase Program [Line Items]
Repurchase price (in dollars per share)	9.4
4 years
Share Repurchase Program [Line Items]
Repurchase price (in dollars per share)	9.6
5 years
Share Repurchase Program [Line Items]
Repurchase price (in dollars per share)	9.8
A stockholder's death or complete disability, 2 years or more (Series 2019), 6 years or more (Series 2016 and Series 2017)
Share Repurchase Program [Line Items]
Repurchase price (in dollars per share)	$ 10